Victory Funds

Victory CEMP Commodity Volatility Wtd Index Strategy Fund

Supplement dated October 11, 2017

to the Prospectus dated November 1, 2016 (“Prospectus”)

The Board of Trustees of Victory Portfolios II (“Trust”) has approved a Plan of Liquidation (“Plan”) for the Victory CEMP Commodity Volatility Wtd Index Strategy Fund (the “Fund”). It is anticipated that the Fund will liquidate on or about December 15, 2017. Any remaining shareholders on the date of liquidation will receive a distribution of their remaining investment value in full liquidation of the Fund.

Effective immediately, the Fund is closed to new shareholder accounts. Through December 8, 2017, the Fund will continue to accept additional investments (including through the reinvestment of dividends and capital gains) from existing shareholders, including from participants in group retirement plans that currently hold shares of the Fund and customers of certain other financial intermediaries that maintain omnibus accounts with the Fund.

If you wish to obtain more information, please call the Victory Funds at 800-539-3863.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.

Victory Funds

Victory CEMP Global High Dividend Defensive Fund

Supplement dated October 11, 2017

to the Prospectus dated November 1, 2016 (“Prospectus”)

The Board of Trustees of Victory Portfolios II (“Trust”) has approved a Plan of Liquidation (“Plan”) for the Victory CEMP Global High Dividend Defensive Fund (the “Fund”). It is anticipated that the Fund will liquidate on or about December 15, 2017. Any remaining shareholders on the date of liquidation will receive a distribution of their remaining investment value in full liquidation of the Fund.

Effective immediately, the Fund is closed to new shareholder accounts. Through December 8, 2017, the Fund will continue to accept additional investments (including through the reinvestment of dividends and capital gains) from existing shareholders, including from participants in group retirement plans that currently hold shares of the Fund and customers of certain other financial intermediaries that maintain omnibus accounts with the Fund.

If you wish to obtain more information, please call the Victory Funds at 800-539-3863.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.

Victory Funds

Victory CEMP Long/Short Strategy Fund

Supplement dated October 11, 2017

to the Prospectus dated November 1, 2016 (“Prospectus”)

The Board of Trustees of Victory Portfolios II (“Trust”) has approved a Plan of Liquidation (“Plan”) for the Victory CEMP Long/Short Strategy Fund (the “Fund”). It is anticipated that the Fund will liquidate on or about December 15, 2017. Any remaining shareholders on the date of liquidation will receive a distribution of their remaining investment value in full liquidation of the Fund.

Effective immediately, the Fund is closed to new shareholder accounts. Through December 8, 2017, the Fund will continue to accept additional investments (including through the reinvestment of dividends and capital gains) from existing shareholders, including from participants in group retirement plans that currently hold shares of the Fund and customers of certain other financial intermediaries that maintain omnibus accounts with the Fund.

If you wish to obtain more information, please call the Victory Funds at 800-539-3863.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.